Finance Income and Expense - Additional Information (Detail) € in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Mar. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Mar. 31, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jan. 23, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Disclosure Of Deferred Tax Assets Notional Interest [line Items]
Net loss on foreign exchange		€ 19,449		€ 409
Loss in foreign currency denominated denominated cash, cash equivalents and investments		(14,423)	€ 19,400	€ 6	€ 400
Foreign currency denominated cash and cash equivalent accounts and investment | $	$ 98.0									$ 49.4
Revaluation of derivative		10,700
Prepaid share issue related costs		200							$ 1.5		€ 800
Incyte Corporation [member]
Disclosure Of Deferred Tax Assets Notional Interest [line Items]
Increase in cash, cash equivalents and investments | $	$ 200.0
Short-term investments with a one month maturity | $						$ 200.0
Amount of investment converted to other currency | $							$ 50.3
Net loss on foreign exchange		€ 4,400
Prepaid share issue related costs								€ 200